UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the reporting period to

Date of Report (Date of earliest event reported):

February 14, 2012

CHASE BANK USA, NATIONAL ASSOCIATION	1

(Exact name of securitizer as specified in its charter)

333-74303, 333-68236, 333-83484, 333-103210, 000-19191, 333-145109-04	0000869090
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Patricia M. Garvey

Vice President

Chase Bank USA, National Association

201 North Walnut Street

Wilmington, Delaware 19801

(302) 634-1000

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)            ☒

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)   ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)      ☐

[1]

Chase Bank USA, National Association, as securitizer, is filing this Form ABS-15G in respect of asset backed securities outstanding during the reporting period for the following affiliated entities: Chase Issuance Trust (Commission File Numbers 333-145109, 333-131327; Central Index Key Number 0001174821), First USA Credit Card Master Trust (Commission File Numbers 033-50600-01, 333-59932, 333-145109-03; Central Index Key Number 0000890493), Chase Credit Card Master Trust (Commission File Numbers 000-28338-03, 333-103210, 333-145109-02; Central Index Key Number 0001004988), Chase Credit Card Owner Trust 2003-4 (Central Index Key Number 0001004988), Chase Auto Owner Trust 2005-B (Commission File Number 333-109768-04; Central Index Key Number 0001344192), Washington Mutual Master Trust and Washington Mutual Master Note Trust.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CHASE BANK USA, NATIONAL ASSOCIATION
(Securitizer)

By:	/s/ Keith W. Schuck
	Name:	Keith W. Schuck
	Title:	President

Date: February 14, 2012